CONTRACTUAL COMMITMENTS AND CONTINGENCIES - Contractual Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital commitments
Acquisition of tangible assets contracted for	$ 378	$ 224	$ 141
Acquisition of tangible assets not contracted for	811	345	392
Capital commitments	1,189	569	533
Purchase obligations
Purchase obligations	1,686	1,235	699
Within one year
Purchase obligations
Purchase obligations	741	640	428
Thereafter
Purchase obligations
Purchase obligations	945	595	271
Total for all joint ventures
Capital commitments
Capital commitments	0	0	0
Non-sustaining capital
Capital commitments
Capital commitments	513	289	314
Non-sustaining capital | Within one year
Capital commitments
Capital commitments	260	289	240
Non-sustaining capital | Thereafter
Capital commitments
Capital commitments	253	0	74
Sustaining capital
Capital commitments
Capital commitments	675	280	219
Sustaining capital | Within one year
Capital commitments
Capital commitments	666	280	205
Sustaining capital | Thereafter
Capital commitments
Capital commitments	$ 9	$ 0	$ 14